Finance Lease Right-of-Use Assets, Net (Details)	12 Months Ended
Jun. 30, 2023
Finance Lease Right of Use Assets (Textual)
Term of right of use asset of financial lease	10 years
Percentage of financial lease discount rate	4.90%